CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock Common Stock	Common Stock Class B Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Total Shareholders' Equity
Balance at the beginning of the period at Dec. 31, 2012	$ 747,309					$ (20,948)	$ 696,402
Increase (Decrease) in Shareholders' Equity
Net earnings for period	126,210						125,003
Other comprehensive (loss) income, net of tax	5,927					4,560	4,560
Balance at the end of the period at Dec. 31, 2013	877,026					(16,388)	835,361
Increase (Decrease) in Shareholders' Equity
Net earnings for period	147,764						147,764
Other comprehensive (loss) income, net of tax	(61,557)					(61,660)	(61,660)
Balance at the end of the period (in shares) at Dec. 31, 2014		0	0
Balance at the end of the period at Dec. 31, 2014	799,776	$ 0	$ 0	$ 0	$ 0	(78,048)	799,587
Balance at the end of the period at Dec. 31, 2014	3,678
Increase (Decrease) in Shareholders' Equity
Net earnings for period	120,383				35,593		120,383
Other comprehensive (loss) income, net of tax	(58,772)					(58,772)	(58,772)
Stock-based compensation expense	38,776			15,802			38,776
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (in shares)		10
Issuance of common stock pursuant to stock-based awards, net of withholding taxes	104			104			104
Income tax benefit related to stock-based awards	7,821			7,821			7,821
Balance at the end of the period (in shares) at Dec. 31, 2015		38,343	209,919
Balance at the end of the period at Dec. 31, 2015	278,811	$ 38	$ 210	404,771	10,612	(136,820)	278,811
Balance at the end of the period at Dec. 31, 2015	5,907
Increase (Decrease) in Shareholders' Equity
Net earnings for period					7,152		7,152
Other comprehensive (loss) income, net of tax						7,490	7,490
Stock-based compensation expense				15,605			15,605
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (in shares)		627
Issuance of common stock pursuant to stock-based awards, net of withholding taxes		$ 1		(4,454)			(4,453)
Income tax benefit related to stock-based awards				2,930			2,930
Balance at the end of the period (in shares) at Mar. 31, 2016		38,970	209,919
Balance at the end of the period at Mar. 31, 2016		$ 39	$ 210	$ 418,852	$ 17,764	$ (129,330)	$ 307,535
Increase (Decrease) in Redeemable Noncontrolling Interests
Net earnings for period	67
Other comprehensive (loss) income, net of tax	(3)
Balance at the end of the period at Mar. 31, 2016	$ 5,971